Note 11 - Computation of Earnings per Share in Euro (Detail) - € / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Abstract]
Basic earnings per share	[1]	€ 1.00	€ 0.06	€ (2.71)
Diluted earnings per share	[1]	€ 0.97	€ 0.06	€ (2.71)

[1]	Earnings were adjusted by € 363 million, € 349 million and € 330 million before tax for the coupons paid on Additional Tier 1 Notes in April 2021, April 2020 and April 2019. In accordance with IAS 33 the coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation.